Summary of significant accounting policies - Schedule of sales and marketing expenses (Details) - Accounts payable - Customer concentration risk	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Customer A
Concentration of risk, accounts receivable, net
Company percentage	14.00%	14.00%
Company	¥ 6,930,689	$ 949,500
Customer B
Concentration of risk, accounts receivable, net
Company percentage			11.00%
Company			¥ 8,121,923
Customer C
Concentration of risk, accounts receivable, net
Company percentage	13.00%	13.00%
Company	¥ 6,273,190	$ 859,424